Accrued Expenses and Other Current Liabilities (Details) - USD ($) $ in Millions	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accrued Expenses and Other Current Liabilities
Accrued payroll and related costs	$ 160	$ 198	$ 126
Accrued operating expenses	131	147	120
Accrued restructuring costs (see note [9])	57	69	97
Client deposits	45	59	33
Deferred revenue	25	18	18
Value added and similar taxes payable	9	6	43
Income tax payable	7	7
Other payables	14	15	3
Accrued expenses and other current liabilities	$ 448	$ 519	$ 440